1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Details
Inventory, net	$ 101,181	$ 62,554